UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2014

Date of reporting period:	10/31/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL MUNI HIGH INCOME FUND

SEMIANNUAL REPORT • OCTOBER 31, 2013

Fund Type

Municipal Bond

Objective

Maximum amount of income that is eligible for exclusion from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2013 Prudential Financial, Inc., and its related entities. Prudential Investments, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

December 16, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Muni High Income Fund informative and useful. The report covers performance for the six-month period that ended October 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Muni High Income Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Muni High Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 10/31/13
	Six Months	One Year	Five Years	Ten Years
Class A	–6.91%	–3.87%	43.92%	56.57%
Class B	–7.01	–4.00	42.38	52.93
Class C	–7.17	–4.49	39.54	48.09
Class Z	–6.80	–3.64	45.87	60.73
Barclays Municipal Bond Index	–3.44	–1.72	36.15	55.77
Barclays Non-Investment Grade Municipal Bond Index	–5.30	–2.09	45.09	64.11
Lipper High Yield Municipal Debt Funds Average	–7.31	–4.56	44.91	45.59

Average Annual Total Returns (With Sales Charges) as of 9/30/13
		One Year	Five Years	Ten Years
Class A		–7.59%	5.07%	4.09%
Class B		–8.65	5.49	4.26
Class C		–5.47	5.23	3.93
Class Z		–3.50	6.19	4.79
Barclays Municipal Bond Index		–2.21	5.98	4.40
Barclays Non-Investment Grade Municipal Bond Index		–1.85	6.41	5.06
Lipper High Yield Municipal Debt Funds Average		–4.50	5.41	3.75

Source: Prudential Investments LLC and Lipper Inc.

2	Visit our website at www.prudentialfunds.com

The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Z
Maximum initial sales charge	4.00% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	.50%	1%	None

Benchmark Definitions

Barclays Municipal Bond Index

The Barclays Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Barclays Non-Investment Grade Municipal Bond Index

The Barclays Municipal High Yield Bond Index is an unmanaged index of non-rated or Ba1- or below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed. The bonds in this index must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must also be dated after December 31, 1990, and be at least one year from their maturity date.

Lipper High Yield Municipal Debt Funds Average

The Lipper High Yield Municipal Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Yield Municipal Debt Funds category for the periods noted. Funds in the Lipper Average invest at least 50% of their assets in lower-rated municipal debt issues.

Investors cannot invest directly in an index or average. The returns for the indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Muni High Income Fund	3

Your Fund’s Performance (continued)

Distribution and Yields as of 10/31/13
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield* at Federal Tax Rates of
			38.8%	43.4%
Class A	$0.23	4.24%	6.93%	7.49%
Class B	0.22	4.16	6.80	7.35
Class C	0.19	3.67	6.00	6.48
Class Z	0.24	4.67	7.63	8.25

* Some Investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Five Largest Holdings expressed as a percentage of net assets as of 10/31/13
Golden St. (CA) Tob. Secur. Corp. Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1, 4.500%, 06/01/27	1.2%
Tob. Settlement (NJ) Fin. Corp., NJ Rev., Rfdg., Ser. 1A, 4.625%, 06/01/26	1.1
Foothill/Eastern (CA) Trans. Corridor Agcy. Toll Rd. Rev., Conv., CABS, Converted to Fixed on 07/15/09, 5.875%, 01/15/28	1.1
Tob. Settlement (NJ) Fin. Corp., NJ Rev., Rfdg., Ser. 1A, 4.500%, 06/01/23	1.0
Buckeye Tob. Settlement (OH) Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2, 5.125%, 06/01/24	0.9

Holdings are subject to change.

Credit Quality* expressed as a percentage of net assets as of 10/31/13
Aaa	0.2%
Aa	3.0
A	23.1
Baa	33.5
Ba	8.1
B	12.9
Caa	0.2
Less than Caa	0.1
Not Rated	17.6
Total Investments	98.7
Other assets in excess of liabilities	1.3
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2013, at the beginning of the period, and held through the six-month period ended October 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Muni High Income Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Muni High Income Fund		Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$930.90	0.87%	$4.23
	Hypothetical	$1,000.00	$1,020.82	0.87%	$4.43

Class B	Actual	$1,000.00	$929.90	1.12%	$5.45
	Hypothetical	$1,000.00	$1,019.56	1.12%	$5.70

Class C	Actual	$1,000.00	$928.30	1.62%	$7.87
	Hypothetical	$1,000.00	$1,017.04	1.62%	$8.24

Class Z	Actual	$1,000.00	$932.00	0.62%	$3.02
	Hypothetical	$1,000.00	$1,022.08	0.62%	$3.16

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2013, and divided by the 365 days in the Fund’s fiscal year ending April 30, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annual expense ratios for the six-month period ended October 31, 2013, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.92%	0.87%
B	1.12	1.12
C	1.62	1.62
Z	0.62	0.62

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Muni High Income Fund	7

Portfolio of Investments

as of October 31, 2013 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 98.2%

Alabama 0.6%
Phenix City Indl. Dev. Brd. Envir. Impt. Rev., MeadWestvaco Coated Brd. Proj., Ser. A, AMT, Rfdg.	Baa3	4.125%	05/15/35	1,000	$760,420
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co.,
Ser. A	Baa3	5.800	05/01/34	1,000	1,026,640
Ser. A	BBB(a)	6.250	11/01/33	1,750	1,866,865

					3,653,925

Arizona 3.7%
Apache Cnty. Indl. Dev. Auth. Poll. Ctrl. Rev., Tuscon Elec. Pwr. Co., Ser. A	Baa2	4.500	03/01/30	1,000	940,320
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co., Ser. B	Baa2	7.250	04/01/40	1,500	1,661,340
Pima Cnty. Indl. Dev. Auth. Rev.,
Tuscon Elec. Pwr. Co.	Baa2	4.000	09/01/29	3,000	2,683,440
Tuscon Elec. Pwr. Co.	Baa2	5.750	09/01/29	3,500	3,566,555
Tuscon Elec. Pwr. Co., San Juan, Ser. A	Baa2	4.950	10/01/20	1,000	1,063,090
Pinal Cnty. Indl. Dev. Auth., Correct. Facs. Rev., Florence West Prison Proj., Ser. A, ACA	BBB(a)	5.250	10/01/19	3,135	3,274,257
Salt Verde Fin. Corp. Gas Rev.,
Sr. Bonds	Baa2	5.000	12/01/32	4,000	4,039,160
Sr. Bonds	Baa2	5.000	12/01/37	5,315	5,337,004
Tempe AZ Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	NR	6.250	12/01/42	1,000	1,000,250

					23,565,416

California 13.0%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Senior Cmnty., Rfdg.	BBB(a)	6.125	07/01/41	775	819,532

See Notes to Financial Statements.

Prudential Muni High Income Fund	9

Portfolio of Investments

as of October 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
California Cnty. Tob. Securitization Agcy., Rev.,
Conv., CABS (Converted to Fixed on 12/01/10)	B2	5.250%	06/01/21	3,220	$3,100,957
Tob., Conv. Bonds Asset Bkd., Ser. B	NR	5.100	06/01/28	1,750	1,509,410
California Hlth. Facs. Fin. Auth. Rev.,
St. Joseph Hlth. Sys., Ser. A	A1	5.750	07/01/39	1,770	1,967,727
Stanford Hosp., Ser. A-3, Rfdg.	Aa3	5.500	11/15/40	750	797,505
California Poll. Ctrl. Fin. Auth. Rev., Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	Baa1	5.250	08/01/40	500	499,245
California St.,
GO	A1	6.000	04/01/38	3,500	3,985,590
Var. Purp., GO	A1	5.500	11/01/39	1,000	1,079,870
Var. Purp., GO	A1	6.000	11/01/39	1,500	1,728,525
California St. Mun. Fin. Auth. Chrt. Sch. Rev., Partnerships Uplift Cmnty. Proj. Ser. A	BB+(a)	5.250	08/01/42	1,380	1,182,039
California St. Pub. Wks. Brd. Lease Rev.,
Judicial Council Proj., Ser. D	A2	5.000	12/01/31	1,000	1,039,030
Various Cap. Proj., Ser. G-1	A2	5.750	10/01/30	750	823,485
Various Cap. Proj., Ser. I-1	A2	6.375	11/01/34	750	863,520
California Statewide Cmntys. Dev. Auth. Rev.,
Cottage Hlth. Oblig. Grp.	A+(a)	5.000	11/01/40	800	795,304
Sch. Fac., Aspire Pub. Sch.	NR	6.000	07/01/30	995	976,423
Sr. Living Southn. Calif. Presbyterian Homes	BBB-(a)	7.250	11/15/41	500	543,630
Chico Redev. Agcy. Tax Alloc., Chico Amended & Merged Redev., AMBAC	A+(a)	5.000	04/01/30	2,000	2,000,360
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev., Conv., CABS (Converted to Fixed on 07/15/09)	Baa3	5.875	01/15/28	6,700	6,732,964

See Notes to Financial Statements.

10

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
Golden St. Tob. Secur. Corp. Tob. Settlement Rev.,
Asset Bkd., Ser. A	A2	5.000%	06/01/45	1,000	$961,600
Asset Bkd. Ser. A-2, CABS (Converted to Fixed on 12/01/12)	B3	5.300	06/01/37	5,000	3,703,550
Asset Bkd., Sr., Ser. A-1	B3	4.500	06/01/27	8,745	7,443,219
Asset Bkd., Sr., Ser. A-1	B3	5.750	06/01/47	6,515	4,995,051
Lake Elsinore Spl. Tax Cmnty. Facs., Dist.-2-Area A, Ser. A	NR	5.450	09/01/36	1,470	1,394,530
Lincoln Pub. Fing., Auth. Rev., Twelve Bridges Sub., Ser. B	NR	6.000	09/02/27	1,000	1,012,360
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	Baa2	5.000	11/15/35	2,980	2,960,272
Los Angeles Regional Arpts. Impt. Corp. Lse. Rev., American Airlines, Inc., Ser. B, AMT	NR	7.500	12/01/24	3,000	3,036,720
M-S-R Energy Auth. Calif.,
Ser. A	A-(a)	6.500	11/01/39	2,000	2,400,900
Ser. A	A-(a)	7.000	11/01/34	1,650	2,076,245
Ser. B	A-(a)	6.500	11/01/39	2,475	2,971,114
Murrieta Cmnty. Facs. Dist. Spl. Tax., No. 2, The Oaks Impt. Area, Ser. A	NR	5.900	09/01/27	1,000	1,001,510
Palomar Pomerado Healthcare Dist. Calif., COP	Baa3	6.000	11/01/41	1,800	1,745,478
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01-2, Avalon, Ser. A	NR	6.250	09/01/23	2,865	2,895,971
Port of Oakland, Ser. O, AMT, Rfdg.	A2	5.125	05/01/31	1,000	1,022,800
Rancho Cordova Cmnty. Facs. Dist., Spl. Tax, Tax No. 2003-1, Sunridge Anatolia	NR	5.000	09/01/37	800	744,160
Riverside Cnty. Calif. Redev. Agcy. Tax. Alloc. Intst. 215 Corridor, Ser. E	Ba1	6.500	10/01/40	2,000	2,120,740
San Buenaventura Calif. Rev.,
Cmnty. Mem. Hlth. Sys.	Ba2	7.500	12/01/41	1,000	1,100,950
Cmnty. Mem. Hlth. Sys.	Ba2	8.000	12/01/26	500	588,695
San Francisco City & Cnty. Arpts. Second Series, Ser. C, AMT, Rfdg.	A1	5.000	05/01/25	1,000	1,084,030

See Notes to Financial Statements.

Prudential Muni High Income Fund	11

Portfolio of Investments

as of October 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
Santa Margarita Wtr. Dist. Spl. Tax, Ser. 2013-1	NR	5.625%	09/01/36	675	$680,778
South Bayside Wste. Mgmt. Auth. Calif., Ser. A	A3	6.000	09/01/36	500	526,540
Tob. Securitization Auth. Northern Calif. Rev., Asset Bkd. Bonds, Ser. A	B3	4.750	06/01/23	4,270	3,964,482
Wm S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	NR	5.300	09/01/36	1,000	960,280

					81,837,091

Colorado 1.8%
Colorado Hlth. Facs. Auth. Rev.,
Catholic Hlth., Ser. A	A1	5.000	02/01/41	2,000	1,950,440
Christian Living Cmntys. Proj., Ser. A	NR	5.750	01/01/37	1,500	1,461,480
Christian Living Cmntys., Rfdg.	NR	5.250	01/01/37	550	487,328
Valley View Assn. Proj.	BBB+(a)	5.125	05/15/37	1,240	1,209,347
Valley View Assn. Proj.	BBB+(a)	5.250	05/15/42	2,500	2,459,975
E-470 Pub. Hwy. Auth. Rev., Ser. C, AMT, Rfdg.	Baa2	5.375	09/01/26	1,000	1,029,570
Plaza Co. Met Dist. 1 Rev., Rfdg.	NR	5.000	12/01/40	1,000	920,470
Pub. Auth. Energy Nat. Gas Pur. Rev.	Baa2	6.500	11/15/38	1,500	1,783,170

					11,301,780

Connecticut 0.7%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	A(a)	5.375	07/01/41	1,250	1,283,463
Hamden Fac. Rev., Whitney Ctr. Proj., Ser. A	NR	7.750	01/01/43	1,000	1,018,410
Harbor Point Infrastructure Impt. Dist. Spl. Oblig. Rev. Harbor Point Proj., Ser. A	NR	7.875	04/01/39	2,000	2,170,580

					4,472,453

See Notes to Financial Statements.

12

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Delaware 0.3%
Delaware St. Econ. Dev. Auth. Rev., Newark Chrt. Sch.	BBB(a)	5.000%	09/01/42	690	$652,726
Delaware St. Hlth. Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	BB+(a)	5.000	07/01/32	1,375	1,214,689

					1,867,415

District of Columbia 0.9%
Dist. of Columbia, Rev.,
Assn. Amern. Med. Colleges, Ser. A, Rmkt.	A+(a)	4.000	10/01/41	750	637,365
Friendship Pub. Chrt. Sch.	BBB(a)	5.000	06/01/42	1,500	1,292,415
Gallaudet Univ.	A2	5.500	04/01/34	400	420,080
Kipp Chrt. Sch.	BBB+(a)	6.000	07/01/43	850	884,051
Kipp Chrt. Sch.	BBB+(a)	6.000	07/01/48	725	748,541
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	A1	5.250	10/01/27	1,500	1,582,035

					5,564,487

Florida 7.6%
Boggy Creek Impt. Dist. Rev., Spl. Assmt., Ser. 2013, Rfdg.	NR	5.125	05/01/43	3,000	2,533,770
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	A1	5.250	10/01/43	1,500	1,506,840
Capital Tr. Agy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	Baa3	5.350	07/01/29	2,375	2,436,489
Citizens Ppty. Ins. Corp., Sr. Sec’d.,
Coastal, Ser. A-1	A2	5.000	06/01/19	1,250	1,428,300
High Act Ser. A-1	A2	6.000	06/01/16	1,500	1,690,170
Ser. A-1	A2	5.000	06/01/22	1,000	1,114,550
Cityplace CDD Spl. Assmt. Rev., Rfdg.	NR	5.000	05/01/26	1,000	1,062,870
Florida Dev. Fin. Corp. Edl. Facs. Rev.,
Bay Area Chrt. Fndtn., Ser. A	NR	7.750	06/15/42	2,000	2,027,980
Renaissance Chrt. Sch., Ser. A	NR	6.000	09/15/40	1,750	1,584,048

See Notes to Financial Statements.

Prudential Muni High Income Fund	13

Portfolio of Investments

as of October 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Greater Orlando Aviation Auth. Orlando Arpt. Fac. Rev., Spl. Purp. - Jetblue Airways Corp. Proj., AMT	NR	5.000%	11/15/36	3,500	$2,866,430
Highlands Cmnty. Dev., Spl. Assmt.(b)	NR	5.550	05/01/36	165	116,282
Hillsborough Cnty. Indl. Dev. Auth. Rev.,
Hlth. Facs., Univ. Cmnty. Hosp., Ser. B (Prerefunded 08/15/19)(c)	NR	8.000	08/15/32	1,000	1,366,310
Tampa Electric	A3	5.650	05/15/18	1,000	1,164,350
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.(d)	NR	5.750	05/01/36	1,860	900,314
Jacksonville Econ. Dev., Gerdau Ameristeel U.S., Inc., AMT	Baa3	5.300	05/01/37	3,000	2,716,260
Jacksonville Port Auth. Rev., AMT, Rfdg.	A2	5.000	11/01/38	500	497,175
Martin Cnty. Indl. Dev. Auth. Rev.,
Indiantown Cogeneration Proj., Rfdg., AMT	Ba1	3.950	12/15/21	1,000	897,080
Indiantown Cogeneration Proj., Rfdg., AMT	Ba1	4.200	12/15/25	1,000	843,390
North Sumter Cnty. Util. Dependent Dist., Solid Wste. Rev.	BBB-(a)	5.000	10/01/42	2,000	1,884,880
Util. Rev.	BBB+(a)	5.750	10/01/43	1,500	1,533,360
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	A1	5.625	07/01/39	1,000	1,024,000
Seminole Tribe Rev.,
Gaming Div., Tribal Eco. Dev. Bonds, Ser. 2010A, 144A	Baa3	5.125	10/01/17	1,500	1,560,120
Spl. Oblig., Ser. A, 144A	Ba1	5.500	10/01/24	1,000	1,045,360
South Lake Cnty. Hosp. Dist. Rev.,
South Lake Hosp.	A3	5.250	10/01/34	1,250	1,275,850
South Lake Hosp. Ser. A	Baa1	6.250	04/01/39	1,910	2,033,138
St. Johns Cnty. Fla. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A	NR	6.000	08/01/45	1,000	1,032,900

See Notes to Financial Statements.

14

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
St. Petersburg Hlth. Facs. Auth. Rev., All Childrens Hosp., Ser. A	A1	6.500%	11/15/39	1,500	$1,638,015
Village Cmnty. Dev. Dist. No. 5. Fla. Spl. Assmt. Rev.,
Phase I, Rfdg.	NR	3.500	05/01/28	995	876,247
Phase I, Rfdg.	NR	4.000	05/01/33	500	438,740
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt. Rev., Phase II, Rfdg.	NR	6.125	05/01/39	2,465	2,704,573
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev.,
Ser. 2011	NR	7.000	05/01/41	935	1,031,109
Ser. 2012, Rfdg.	NR	5.500	05/01/42	1,985	1,981,884
Village Cmnty. Dev. Dist. No. 10. Fla. Spl. Assmt. Rev.	NR	5.125	05/01/43	1,165	1,059,090

					47,871,874

Georgia 1.3%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	A1	5.000	01/01/30	500	512,985
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. - Vogtle. Proj., Ser. B	Baa1	5.500	01/01/33	1,000	1,050,330
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines,
Ser. A	B(a)	8.750	06/01/29	2,000	2,329,600
Ser. B, AMT	B(a)	9.000	06/01/35	1,000	1,067,330
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR	6.125	02/15/34	1,200	1,154,436
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	Aa2	6.150	02/01/20	1,000	1,223,910
Marietta Dev. Auth. Rev., Life Univ.	Ba3	7.000	06/15/39	1,000	997,530

					8,336,121

Guam 0.2%
Guam Govt., Ser. A, GO	BB-(a)	7.000	11/15/39	1,000	1,053,100

See Notes to Financial Statements.

Prudential Muni High Income Fund	15

Portfolio of Investments

as of October 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Hawaii 1.0%
Hawaii Pac. Hlth. Rev.,
Spl. Purp.	A2	5.500%	07/01/40	1,000	$1,023,420
Spl. Purp., Ser. B	A2	5.750	07/01/40	500	521,865
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev.,
15 Craigside Proj.	NR	9.000	11/15/44	1,000	1,109,000
Hawaiian Elec. Co.	Baa1	6.500	07/01/39	1,000	1,087,000
Hawaii Pacific Hlth. Oblig., Ser. A	A2	5.500	07/01/43	2,500	2,548,600

					6,289,885

Idaho 0.3%
Idaho Hlth. Facs. Auth. Rev., St. Lukes Hlth. Sys. Proj., Ser. A	A2	6.750	11/01/37	1,000	1,083,010
Idaho Hsg. & Fin. Assn. Rev., North Star Chrt. Sch. Proj., Ser. A	C(a)	9.500	07/01/39	1,000	749,950

					1,832,960

Illinois 5.9%
Chicago Illinois Proj., Ser. A, GO	A3	5.000	01/01/40	2,000	1,830,940
Chicago O’Hare Int’l. Arpt. Rev.,
Gen.-Third Lien, Ser. C	A2	5.375	01/01/39	1,500	1,497,825
Gen.-Third Lien, Ser. C	A2	6.500	01/01/41	1,000	1,124,540
Illinois Fin. Auth. Rev.,
Cent. Dupage Hlth., Ser. B	AA(a)	5.500	11/01/39	1,500	1,583,655
Illinois Inst. of Technology, Ser. A	Baa3	5.000	04/01/31	2,500	2,244,475
Illinois Inst. of Technology, Ser. A	Baa3	5.000	04/01/36	5,000	4,332,550
NorthWestern Mem. Hosp., Ser. A	Aa2	6.000	08/15/39	1,500	1,680,600
People’s Gas Light & Coke, Rfdg.	A1	4.000	02/01/33	1,000	892,050
Provena Hlth., Ser. A	Baa1	6.000	05/01/28	1,500	1,617,705
Provena Hlth., Ser. A	Baa1	7.750	08/15/34	1,000	1,210,320
Rush Univ. Med. Ctr. Oblig. Grp., Ser. A	A2	7.250	11/01/38	3,405	3,995,972
Rush Univ. Med. Ctr., Ser. C	A2	6.625	11/01/39	1,000	1,108,680
Silver Cross & Med. Ctrs.	BBB-(a)	7.000	08/15/44	3,000	3,234,030
Student Hsg., Edl. Advancement Fd., Inc., Ser. B, Rfdg.	Baa3	5.000	05/01/30	5,000	4,679,650
Swedish Covenant, Ser. A	BBB+(a)	6.000	08/15/38	1,500	1,561,905

See Notes to Financial Statements.

16

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Illinois St.,
GO	A3	5.000%	08/01/25	1,000	$1,038,520
GO	A3	5.000	03/01/36	1,000	954,630
Railsplitter Tob. Settlement Auth. Rev.	A-(a)	6.000	06/01/28	2,250	2,412,450

					37,000,497

Indiana 1.7%
Indiana St. Fin. Auth. Rev.,
21st Century Chrt. Sch. Proj., Ser. A	BB-(a)	6.250	03/01/43	1,500	1,377,840
Drexel Fndtn. Edl. Facs. Proj., Ser. A	BB-(a)	7.000	10/01/39	1,000	1,003,270
Duke Energy Indl., Ser. B	A(a)	6.000	08/01/39	1,000	1,086,770
Priv. Activity OH River Bridges E Crossing Proj., AMT	BBB(a)	5.000	07/01/48	2,000	1,761,980
Priv. Activity OH River Bridges E Crossing Proj., AMT	BBB(a)	5.250	01/01/51	2,000	1,818,760
Indianapolis Ind. Loc. Pub. Impt. Bd. Bk. Wtrwks. Proj., Ser. A	A2	5.750	01/01/38	1,000	1,065,520
Rockport, In. Rev., AK Steel Holdings Corp., AMT, Rfdg.	Caa1	7.000	06/01/28	1,500	1,156,365
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	NR	7.750	09/01/31	1,500	1,720,005

					10,990,510

Iowa 1.7%
Altoona Urban Renewal Tax Rev., Annual Appr.	BBB+(a)	6.000	06/01/43	1,000	1,021,580
Ames. Hosp., Mary Greely Med. Ctr. Rev.	A2	5.250	06/15/36	1,000	1,012,200
Iowa St. Fin. Auth. Rev.,
Iowa Fertilizer Proj. Co.	BB-(a)	5.250	12/01/25	5,000	4,564,150
Iowa Fertilizer Proj. Co.	BB-(a)	5.500	12/01/22	4,500	4,301,505

					10,899,435

Kansas 0.2%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	Aa3	5.750	11/15/38	1,000	1,078,030

See Notes to Financial Statements.

Prudential Muni High Income Fund	17

Portfolio of Investments

as of October 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Kentucky 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	Baa2	6.375%	06/01/40	3,500	$3,689,910
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj.,
Ser. A	Baa1	6.250	06/01/39	500	529,595
Ser. B	Baa1	5.625	09/01/39	500	509,530

					4,729,035

Louisiana 1.4%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev.,
Westlake Chem. Corp., Ser. A-2	Baa3	6.500	11/01/35	1,000	1,076,680
Woman’s Hosp. Fndtn., Ser. A	A3	6.000	10/01/44	2,000	2,125,240
Louisiana Pub. Facs. Auth., Cleco Pwr. LLC Proj. Ser. B Rmkt.	Baa2	4.250	12/01/38	1,000	889,500
Hosp. Rev., Franciscan Missionaries Hosp.	A2	6.750	07/01/39	2,000	2,198,600
Louisiana St. Citizens Ppty. Ins., Assmt. Rev., Ser. C, AGC	A3	6.750	06/01/26	2,000	2,296,080
St. Charles Parish Gulf Zone, Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	Baa2	4.000(e)	12/01/40	500	498,945

					9,085,045

Maine 0.3%
Maine Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	Ba1	7.500	07/01/32	2,000	2,243,280

Maryland 2.4%
Cnty. of Anne Arundel Spl. Oblig., Vlg. South Waugh Chapel Proj., Tax Alloc.	NR	6.250	07/01/40	2,000	2,060,000
Cnty. of Frederick Spl. Oblig., Rev.,
Jefferson Tech. Park Ser. B	NR	7.125	07/01/43	2,000	2,009,060
Sub. Urbana Cmnty. Dev. Auth., Ser. A	A-(a)	5.000	07/01/40	1,000	1,007,260

See Notes to Financial Statements.

18

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Maryland (cont’d.)
Sub. Urbana Cmnty. Dev. Auth., Ser. B	NR	5.500%	07/01/40	4,860	$4,426,196
Maryland Econ. Dev. Corp., Potomac Elect. Pwr. Co.	A3	6.200	09/01/22	1,000	1,187,570
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev.,
Charlestown Cmnty., Rfdg.	NR	6.250	01/01/41	1,500	1,575,720
Lifebridge Hlth.	A2	6.000	07/01/41	600	649,278
Univ. of Maryland Med. Sys.	A2	4.000	07/01/43	2,000	1,626,040
Maryland St. Indl. Dev. Fin. Auth. Rev., Synagro Baltimore, Ser. A, AMT, Rfdg.	NR	5.250	12/01/13	700	702,023

					15,243,147

Massachusetts 1.6%
Massachusetts St. Coll. Bldg., Auth. Rev., Proj. Bonds, Ser. A, Rfdg.	Aa1	7.500	05/01/14	625	644,913
Massachusetts St. Dev. Fin. Agcy. Rev.,
Alliance Hlth., Ser. A	NR	7.100	07/01/32	3,535	3,482,505
Groves in Lincoln-Deaconess, Sr. Living Fac. Rev., Ser. B1(d)	NR	7.250	06/01/16	1,000	62,000
Linden Ponds, Inc. Fac. Ser. A-1	NR	6.250	11/15/46	709	553,222
Linden Ponds, Inc. Fac. Ser. A-2	NR	5.500	11/15/46	38	26,163
Linden Ponds, Inc. Fac. Ser. B	NR	12.510(f)	11/15/56	187	1,009
Tufts Med. Ctr., Ser. I	BBB(a)	7.250	01/01/32	2,000	2,316,320
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	A2	5.000	07/01/32	3,000	3,014,760

					10,100,892

Michigan 3.8%
Detroit Mich. Sewer Disp. Rev., Sr. Lien, Ser. B, AGM	A2	7.500	07/01/33	1,000	1,073,520
Kent Hosp. Fin. Auth. Rev., Metro Hosp. Proj., Ser. A	BB+(a)	6.250	07/01/40	3,000	3,061,890

See Notes to Financial Statements.

Prudential Muni High Income Fund	19

Portfolio of Investments

as of October 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Michigan (cont’d.)
Michigan Fin. Auth., Ltd. Oblig. Rev., Pub. Sch. Academy, Old Redford, Ser. A	BB(a)	6.500%	12/01/40	745	$684,826
Michigan Pub. Edl. Facs. Auth. Rev., Ltd. Oblig.-Black River Sch., Rfdg.	NR	5.800	09/01/30	1,250	1,098,388
Michigan St. Bldg. Auth. Rev., Facs. Proj., Ser. I-A, Rfdg.	Aa3	5.375	10/15/41	750	765,053
Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Hlth.	A2	5.750	11/15/39	1,000	1,022,450
McLaren Healthcare Corp.	Aa3	5.750	05/15/38	1,500	1,637,805
Michigan Strategic Fund Rev., Detroit Ed., Rmkt., Rfdg.	A1	5.625	07/01/20	1,000	1,182,700
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	NR	6.500	12/01/20	2,000	2,072,040
Royal Oak Mich. Hosp. Fin. Auth. Hosp. Rev.,
William Beaumont, Hosp.	A1	8.250	09/01/39	2,150	2,586,192
William Beaumont, Hosp., Ser. W	A1	6.000	08/01/39	1,000	1,055,990
Star Intl. Academy, Pub. Sch. Academy, Rfdg.	BBB(a)	5.000	03/01/33	2,000	1,772,800
Summit Academy Rev., Rfdg.,
North Pub. Sch., Academy	BB(a)	5.500	11/01/30	1,500	1,266,525
Pub. Sch., Academy	BB(a)	6.250	11/01/25	2,060	2,065,356
Wayne Charter Cnty. Mich. Bldg. Impt., Ser. A, GO	Baa3	6.750	11/01/39	965	1,023,016
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, A.M.T., Rfdg.	A2	5.000	12/01/28	1,500	1,516,305

					23,884,856

Minnesota 0.3%
St. Paul Hsg. & Redev. Auth., Hosp. Rev., Hlth. East Proj.	Ba1	6.000	11/15/35	1,000	1,017,580
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7	Baa3	4.500	10/01/37	1,000	791,510

					1,809,090

See Notes to Financial Statements.

20

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Mississippi 0.2%
Warren Cnty. Gulf Opp. Zone, Intl. Paper Proj., Ser. A	Baa3	6.500%	09/01/32	1,000	$1,067,590

Missouri 0.7%
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	NR	6.875	11/01/39	1,500	1,533,615
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Senior Services	NR	6.000	02/01/41	1,000	1,039,760
Poplar Bluff Regl. Transn. Dist. Transn. Sales Tax Rev.	BBB(a)	4.750	12/01/42	2,100	1,864,317

					4,437,692

Nebraska 0.3%
Central Plains Energy Proj., Gas Rev., Proj. #3	A3	5.000	09/01/42	1,750	1,710,678

Nevada 0.2%
Clark Cnty. Impt. Dist. Spl. Impvt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	BBB-(a)	4.000	08/01/23	1,735	1,588,566

New Jersey 8.7%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	NR	5.625	01/01/38	1,000	868,870
New Jersey Economic Dev. Auth. Rev.,
Continental Airlines, Inc. AMT	B2	5.125	09/15/23	5,000	4,766,750
Continental Airlines, Inc. AMT	B2	5.750	09/15/27	1,000	953,090
Continental Airlines, Inc. Proj., AMT	B2	4.875	09/15/19	3,965	3,845,693
Continental Airlines, Inc. Proj., Spec. Facs. AMT	B2	5.250	09/15/29	5,000	4,595,200
Continental Airlines, Inc. Rmkt., AMT	B2	5.500	06/01/33	2,000	1,819,200
GMT Realty LLC, Ser. B, AMT Rfdg.	NR	6.875	01/01/37	3,000	2,913,480
Umm Energy Partners, Ser. A, AMT	Baa3	5.000	06/15/37	1,500	1,364,520

See Notes to Financial Statements.

Prudential Muni High Income Fund	21

Portfolio of Investments

as of October 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
Umm Energy Partners, Ser. A, AMT	Baa3	5.125%	06/15/43	1,100	$995,445
New Jersey Healthcare Facs. Fin. Auth. Rev.,
AHS Hosp. Corp.	A1	6.000	07/01/41	500	566,845
Barnabas Hlth., Ser. A, Rfdg.	Baa1	5.625	07/01/37	1,000	1,029,060
St. Josephs Healthcare Sys.	Ba1	6.625	07/01/38	3,000	3,027,720
Virtua Hlth.	A+(a)	5.750	07/01/33	2,000	2,097,180
New Jersey St. Ed. Facs. Auth. UMDNJ Univ. Med. & Dentistry, Ser. B, Rfdg. (Prerefunded 06/01/19)(c)	Baa1	7.500	12/01/32	1,000	1,322,100
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, AMBAC, CABS (Converts to 5.150% on 01/01/15)	A3	5.030(f)	01/01/35	4,000	3,783,280
New Jersey St. Transn. Tr. Fd. Sys. Auth., Ser. A	A1	5.875	12/15/38	2,000	2,235,020
Tob. Settlement Fin. Corp., NJ Rev., Rfdg.,
Ser. 1A	B1	4.500	06/01/23	6,825	6,313,398
Ser. 1A	B1	4.625	06/01/26	8,000	6,878,400
Ser. 1A	B2	4.750	06/01/34	3,000	2,171,250
Ser. 1A	B2	5.000	06/01/41	4,355	3,140,521

					54,687,022

New Mexico 0.1%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, AMT, GNMA, FNMA, FHLMC	AA+(a)	5.500	07/01/35	630	656,807

New York 3.1%
Brooklyn Arena Local Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375	07/15/43	1,250	1,322,863
Build NYC Resource Corp. Rev., Bronx Chrt. Sch.
For Excellence Proj., Ser. A	BBB-(a)	5.500	04/01/43	1,000	945,740
Sch. For Intl., Ser. A	BB+(a)	5.000	04/15/43	1,000	827,970

See Notes to Financial Statements.

22

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New York (cont’d.)
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec.,
Asset Bkd.-1st Sub., Ser. B, CABS	NR	10.680%(f)	06/01/47	5,000	$151,850
Asset Bkd.-2nd Sub., Ser. C, CABS	NR	10.940(f)	06/01/50	4,000	81,240
Long Island Pwr. Auth. Elec. Sys. Rev.,
Ser. A	Baa1	6.000	05/01/33	1,500	1,708,860
Ser. A	Baa1	6.250	04/01/33	500	571,715
New York City Indl. Dev. Agcy. Rev., Spl. Fac.,
American Airlines, JFK Int’l. Arpt., AMT, AMR Corp.	NR	7.500	08/01/16	1,000	1,039,960
American Airlines, JFK Int’l. Arpt., AMT, AMR Corp.	NR	7.750	08/01/31	2,000	2,167,420
Terminal One Group Assn. Proj., AMT	A3	5.500	01/01/24	2,450	2,633,579
New York Liberty Dev. Corp. Rev.,
4 World Trade Center Proj., Rfdg.	A+(a)	5.750	11/15/51	1,750	1,868,178
7 World Trade Center Class 1	Aaa	5.000	09/15/40	1,000	1,044,440
New York St. Dorm. Auth. Rev., Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A	A3	6.000	07/01/40	1,000	1,075,370
Onondaga Civic Dev. Corp., St. Joseph Hosp. Hlth. Ctr., Ser. 2012	Ba1	5.000	07/01/42	1,000	861,430
Port Auth. of NY & NJ Spl. Oblig. Rev.,
JFK Int’l. Air Terminal	Baa3	5.000	12/01/20	500	535,015
JFK Int’l. Air Terminal	Baa3	6.000	12/01/42	2,500	2,681,325

					19,516,955

North Carolina 0.3%
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev., Ser. C	Baa1	6.750	01/01/24	1,000	1,178,850
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	NR	6.000	01/01/39	750	735,615

					1,914,465

See Notes to Financial Statements.

Prudential Muni High Income Fund	23

Portfolio of Investments

as of October 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Ohio 3.7%
Buckeye Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo, Ser. A-2	B3	5.125%	06/01/24	6,450	$5,491,401
Ser. A-2	B3	5.375	06/01/24	2,995	2,614,875
Ser. A-2	B3	5.875	06/01/30	6,500	5,268,640
Ser. A-2	B3	6.500	06/01/47	2,750	2,312,448
Cleveland Arpt. Sys. Rev., Ser. A, Rfdg.	Baa1	5.000	01/01/31	1,000	990,840
Cnty. of Hamilton Ohio Healthcare Facs. Rev., Christ Hosp. Proj.	Baa1	5.000	06/01/42	1,250	1,193,288
Cnty. of Hancock, Ohio Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Ser. A	A2	6.250	12/01/34	600	649,968
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare,
Ser. A	Aa3	6.000	11/15/41	750	819,353
Ser. A	Aa3	6.500	11/15/37	875	991,305
Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	A2	5.250	08/01/41	1,200	1,202,172
Ohio Air Quality Dev. Auth. Rev., Poll. FirstEnergy Generation, Ser. C	Baa2	5.625	06/01/18	500	547,720
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Generation, Ser. A (Mandatory put date 06/01/16)	Baa2	5.875	06/01/33	500	541,570
Southeastern Ohio Port Auth. Rev., Impt., Mem. Hlth. Sys., Rfdg.	NR	6.000	12/01/42	1,000	967,910

					23,591,490

Oklahoma 1.1%
Oklahoma Cnty. Fin. Auth. Rev., Epworth Villa Proj., Ser. A	NR	5.125	04/01/42	1,750	1,579,183
Oklahoma St. Dev., Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	A2	5.000	02/15/42	1,500	1,510,005
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser A	NR	7.125	11/01/30	1,000	1,060,370

See Notes to Financial Statements.

24

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Oklahoma (cont’d.)
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, Ser. A, AMT	NR	5.500%	06/01/35	3,000	$2,728,590

					6,878,148

Oregon 0.1%
Salem Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	NR	6.000	05/15/42	1,000	981,220

Pennsylvania 4.6%
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj.	Baa1	7.250	07/01/39	1,000	1,129,190
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	AA-(a)	5.375	12/01/41	2,700	2,757,537
Cumberland Cnty. Mun. Auth., Rev.,
Asbury PA Oblig. Grp.	NR	6.125	01/01/45	2,000	2,000,040
Asbury PA Oblig. Grp., Rfdg.	NR	5.250	01/01/41	1,000	874,080
Diakon Lutheran	NR	6.375	01/01/39	1,000	1,054,870
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	NR	5.900	07/01/40	1,000	945,600
Geisinger Auth. Hlth. Sys., Ser. A-1	Aa2	5.125	06/01/41	1,450	1,478,681
Lehigh Cnty. Gen. Purp. Auth. Rev., Bible Fellowship Church Homes Inc. Proj.	NR	5.250	07/01/42	1,500	1,236,600
Northampton Cnty. Gen. Purp. Auth. Hosp. Rev., St. Lukes Hosp. Proj., Ser. A	A3	5.500	08/15/35	1,000	1,011,640
Northampton Cnty. Indl. Dev. Auth. Morningstar Senior Living	NR	5.000	07/01/36	1,000	871,310
Pennsylvania Econ. Dev. Fin. Auth.,
Res. Recov., Colver Proj. Ser. F, AMBAC, AMT, Rfdg.	Ba1	4.625	12/01/18	4,500	4,482,720
Res. Recov., Colver Proj. Ser. G, AMT, Rfdg.	NR	5.125	12/01/15	1,000	985,560
Sew. Sludge Disp. Rev., Philadelphia Biosolids	Baa3	6.250	01/01/32	750	748,388
US Airways Grp., Ser. B, Gty. Agmt.	B-(a)	8.000	05/01/29	490	545,169

See Notes to Financial Statements.

Prudential Muni High Income Fund	25

Portfolio of Investments

as of October 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Pennsylvania (cont’d.)
Philadelphia Arpt. Rev., Ser. A, AMT, Rfdg.	A2	5.000%	06/15/27	2,500	$2,579,350
Philadelphia Auth. For Indl. Dev. Rev.,
Mariana Bracetti Academy	BB(a)	7.625	12/15/41	2,000	2,059,700
New Fndtn. Chrt. Sch. Proj.	BB+(a)	6.625	12/15/41	1,000	1,012,000
Philadelphia, PA, GO, Ser. B, AGM	A2	7.125	07/15/38	1,500	1,670,970
Susquehanna Area Regional Arpt. Auth., AMT, Ser. A	Baa3	6.500	01/01/38	1,500	1,613,895

					29,057,300

Puerto Rico 3.1%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev.,
Sr. Lien, Ser. A, Rfdg.	Ba1	5.750	07/01/37	1,350	1,053,041
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	Ba1	6.000	07/01/47	1,125	863,651
Govt. Dev. Bank Sr. Notes., Ser. C, AMT	Baa3	5.250	01/01/15	2,000	1,911,220
Hwy. & Transn. Auth. Rev., Ser. CC	Baa2	5.500	07/01/28	2,500	2,030,725
Pub. Impt., Ser. A, GO, Rfdg.	Baa3	5.500	07/01/39	2,000	1,458,220
Pub. Impt., Ser. C, GO, Rfdg.	Baa3	6.000	07/01/39	800	616,008
Puerto Rico Elec. Pwr. Auth. Rev.,
Rfdg., Ser. A	Baa3	6.750	07/01/36	2,000	1,703,260
Ser. XX	Baa3	5.250	07/01/40	2,000	1,465,980
Puerto Rico Pub. Bldgs. Auth. Rev.,
Govt. Facs., Ser. P	Baa3	6.750	07/01/36	750	628,673
Gtd. Govt. Facs., Ser. M, Rfdg.	Baa3	6.000	07/01/20	2,500	2,104,600
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev.,
Cap. Apprec., Ser. A	A3	7.850(f)	08/01/33	5,000	1,092,750
First Sub., Ser. A	A3	5.000	08/01/43	750	559,598
First Sub., Ser. A	A3	5.375	08/01/39	1,500	1,195,830
First Sub., Ser. A	A3	5.750	08/01/37	1,000	840,990
First Sub., Ser. A	A3	6.000	08/01/42	2,150	1,856,762

					19,381,308

See Notes to Financial Statements.

26

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Rhode Island 0.3%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A	Baa1	7.000%	05/15/39	2,000	$2,162,300

South Carolina 0.1%
South Carolina St. Pub. Srv. Auth., Ser. A	A1	5.000	12/01/48	750	742,943

South Dakota 0.3%
South Dakota St. Hlth. & Edl. Facs. Auth. Avera Hlth., Ser. A	A1	5.000	07/01/42	1,655	1,649,886

Tennessee 2.5%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd., Catholic Hlth. Ser. A	A1	5.250	01/01/45	2,000	1,990,720
Johnson City Hlth. & Edl Facs. Brd. Hosp. Rev.,
Mountain States Hlth., First Mtge.	Baa1	6.000	07/01/38	1,000	1,057,760
Mountain States Hlth. Alliance, Ser. A, NATL, ETM, Rfdg.	Baa1	6.750	07/01/17	2,000	2,324,220
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Hlth. Ser. A, CABS	A-(a)	5.760(f)	01/01/35	1,000	300,600
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd., Impt. Blakeford at Green Hills, Rfdg.	NR	5.000	07/01/37	850	758,982
Rutherford Cnty. Hlth. & Edl. Facs., First Mtge. Rev., Group Homes, Inc.	NR	9.500	12/01/19	3,600	3,613,680
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	NR	5.250	12/01/42	1,000	846,130
Tennessee Energy Acquisition Corp. Gas Rev.,
Ser. C	Baa3	5.000	02/01/18	2,000	2,204,720
Ser. C	Baa3	5.000	02/01/22	1,000	1,095,400
Ser. C	Baa3	5.000	02/01/25	1,500	1,606,635

					15,798,847

See Notes to Financial Statements.

Prudential Muni High Income Fund	27

Portfolio of Investments

as of October 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas 11.5%
Austin Convention Enterprises, Inc. Convention Ctr. Rfdg.,
Second Tier, Ser. B,	Ba2	5.750%	01/01/24	3,405	$3,455,769
Second Tier, Ser. B,	Ba2	5.750	01/01/34	1,000	978,890
Brazos River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC, AMT, Rfdg.	NR	5.400	05/01/29	2,000	29,980
TXU Energy Co. LLC, Elec. Rmkt., AMT, Rfdg., Ser. A	C	8.250	10/01/30	3,000	44,970
TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/01/14)	C	5.400	10/01/29	1,000	14,990
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt.	Baa1	6.125	04/01/45	2,000	2,117,620
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien	Baa2	5.750	01/01/25	1,000	1,062,170
Sr. Lien	Baa2	6.000	01/01/41	2,000	2,042,960
Sr. Lien, Ser. A, Rfdg.	Baa2	5.000	01/01/43	500	453,765
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	BBB(a)	5.000	08/15/42	1,000	914,620
Idea Pub. Sch.	BBB(a)	5.750	08/15/41	1,000	1,012,410
Idea Pub. Sch.	BBB(a)	6.000	08/15/43	1,000	1,037,360
Tejano Ctr. Cmnty.	B+(a)	9.000	02/15/38	2,000	2,068,800
Uplift Ed., Ser. A	BBB-(a)	6.125	12/01/40	3,000	3,131,820
Dallas Fort Worth Intl. Arpt. Joint Rev., Ser. A., AMT	A2	5.000	11/01/45	2,500	2,352,100
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	NR	7.125	09/01/34	3,000	3,082,830
Grand Parkway Transportation Corp., 1st Tier Toll Rev., Ser. A	BBB(a)	5.125	10/01/43	2,000	1,962,400
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., YMCA Gtr. Houston Area, Ser. A, Rfdg.	Baa3	5.000	06/01/38	1,000	947,170
Harris Cnty. Indl. Dev. Corp., Solid Wste. Disp. Rev., Deer Park Refining Proj.	A2	5.000	02/01/23	750	807,758

See Notes to Financial Statements.

28

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Houston Arpt. Sys. Rev., Rfdg., Spl. Facs. Cont. Airlines, Inc.,
Proj., AMT	B2	6.625%	07/15/38	1,500	$1,501,140
Sub. Lien, Ser. A, AMT	A(a)	5.000	07/01/25	250	269,610
Sub. Lien, Ser. A, AMT	A(a)	5.000	07/01/32	1,000	1,005,520
Houston Higher Ed. Fin. Corp., Higher Ed. Rev.,
Cosmos Fndtn., Inc. Ser. A	BBB(a)	5.000	02/15/42	1,250	1,144,038
Cosmos Fndtn., Inc. Ser. A	BBB(a)	6.500	05/15/31	1,000	1,096,190
La Vernia Higher Ed. Fin. Corp. Ed. Rev.,
Kipp, Inc., Ser. A	BBB(a)	6.375	08/15/44	1,000	1,065,180
Lifeschools of Dallas, Ser. A	BBB-(a)	7.500	08/15/41	2,000	2,158,820
Lower Colorado Riv. Auth. Rev., Rfdg. & Impt., Ser. A, Unrefunded Balance	A1	7.250	05/15/37	95	101,812
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev.,
Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A	Baa2	6.300	11/01/29	1,000	1,111,540
Rfdg., Ser. B-1	Baa2	4.000	06/01/30	1,000	896,490
Rfdg., Ser. B-2	Baa2	4.000	06/01/30	1,800	1,613,682
North Tex. Edu. Fin. Corp., Uplift Edu., Ser. A	BBB-(a)	5.250	12/01/47	1,000	932,630
North Tex. Twy. Auth. Rev.,
First Tier, Ser. A	A2	5.750	01/01/40	3,500	3,783,815
First Tier, Ser. A	A2	6.250	01/01/39	1,500	1,660,455
First Tier, Sys.	A2	6.000	01/01/38	2,000	2,172,960
Second Tier, Ser. F	A3	5.750	01/01/38	2,500	2,632,875
Pharr Higher Ed. Fin. Auth. Ed. Rev., Idea Pub. Sch., Ser. A	BBB(a)	6.500	08/15/39	1,000	1,063,140
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B, Texas Competitive Electric Holdings Co. LLC	C	6.150	08/01/22	1,000	14,990
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A	BBB(a)	6.700	08/15/40	1,000	1,083,590

See Notes to Financial Statements.

Prudential Muni High Income Fund	29

Portfolio of Investments

as of October 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp., Hosp. Rev.,
Mirador Proj. Ret. Fac., Temps. 75, Ser. B-1	NR	7.250%	11/15/16	955	$956,394
Stayton At Museum Way Sr. Living Ctr. Proj. Temps., Ser. C-1	NR	7.500	11/15/16	560	560,465
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev.,
Corp. I, Sr. Lien, Ser. A	Baa2	5.250	12/15/26	4,100	4,423,203
Corp. I, Sr. Lien, Ser. B	Baa2	0.870(e)	12/15/26	1,500	1,237,860
Corp. III	A3	5.000	12/15/32	1,000	967,650
Texas Mun. Pwr. Agcy. Rev., NATL, ETM, CABS, Rfdg.(c)	A2	0.470(f)	09/01/15	50	49,572
Texas Priv. Activity Surface Transn. Corp., Sr. Lien,
LBJ Infrastructure	Baa3	7.000	06/30/40	4,670	5,096,838
NTE Mobility Partners	Baa2	6.875	12/31/39	2,000	2,158,220
NTE Mobility Partners	Baa3	6.750	06/30/43	500	525,600
NTE Mobility Partners	Baa3	7.000	12/31/38	1,500	1,615,815
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn.,
Ser. A	BBB(a)	5.375	02/15/37	1,000	977,190
Ser. A	BBB(a)	6.200	02/15/40	1,000	1,051,870

					72,447,536

Vermont 0.2%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj.	NR	5.400	05/01/33	1,100	1,024,012

Virgin Islands 0.1%
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln. Diageo, Ser. A	Baa3	6.750	10/01/37	750	816,548

Virginia 2.5%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg.	BBB(a)	6.340(f)	07/15/40	1,000	463,160

See Notes to Financial Statements.

30

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Virginia (cont’d.)
Mosaic District Cmnty. Dev. Auth. Rev., Ser. A	NR	6.875%	03/01/36	1,250	$1,380,200
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., AMT	NR	8.000	09/01/26	4,465	4,428,967
Virginia Small Business Fin. Auth. Rev., Sr. Lien,
Elizabeth River Crossings OpCo LLC Proj., AMT	BBB-(a)	5.250	01/01/32	2,055	2,033,505
Elizabeth River Crossings OpCo LLC Proj., AMT	BBB-(a)	5.500	01/01/42	3,000	2,982,750
Express Lanes LLC Proj., AMT	BBB-(a)	5.000	01/01/40	4,780	4,327,477

					15,616,059

Washington 1.8%
Port of Seattle Indl. Dev. Corp., Spl. Facs., Delta Airlines, AMT, Rfdg.	B(a)	5.000	04/01/30	1,000	884,020
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev.,
Skagit Valley Hosp.	Baa2	5.375	12/01/22	1,190	1,232,138
Skagit Valley Hosp.	Baa2	5.750	12/01/35	625	639,544
Skagit Valley Hosp., Ser. A	Baa2	5.000	12/01/37	3,000	2,820,000
Tob. Settlement Auth. Wash.	A-(a)	5.250	06/01/32	1,160	1,190,578
Washington St. Healthcare Facs. Auth. Rev.,
Kadlec Regl. Med. Ctr.	Baa3	5.000	12/01/42	1,000	861,920
Overlake Hosp. Med. Ctr.	A2	5.500	07/01/30	1,115	1,142,384
Providence Hlth. & Svcs., Ser. A	Aa2	5.000	10/01/42	1,500	1,490,850
Seattle Childrens Hosp.	Aa3	5.625	10/01/38	1,250	1,362,425

					11,623,859

Wisconsin 1.2%
Milwaukee Redev. Auth. Redev. Rev., Science Ed. Consortium Proj., Ser. A	BBB-(a)	5.750	08/01/35	1,500	1,504,260
Pub. Fin. Auth. Arpt. Facs. Rev.,
Sr. Oblig. Grp., AMT, Rfdg.	BBB-(a)	5.000	07/01/42	1,500	1,304,985
Sr. Oblig. Grp., AMT, Rfdg.	BBB-(a)	5.250	07/01/28	1,000	979,900

See Notes to Financial Statements.

Prudential Muni High Income Fund	31

Portfolio of Investments

as of October 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Wisconsin (cont’d.)
Pub. Fin. Auth. Chrt. Sch. Rev., Voyager Fndtn., Inc. Proj., Ser. A	NR	6.200%	10/01/42	1,000	$912,750
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Beaver Dam Cmnty. Hosp., Inc., Ser. A	NR	5.000	08/15/43	2,200	2,088,900
Eastcastle Place, Inc. Proj.	NR	6.125	12/01/34	1,000	695,520

					7,486,315

Wyoming 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750	07/15/39	500	541,560

TOTAL LONG-TERM INVESTMENTS (cost $631,463,417)					620,089,430

SHORT-TERM INVESTMENT 0.5%

Mississippi
Mississippi St. Business Fin. Comm. Gulf Opp. Zone, Var., Chevron USA, Inc., Ser. I, FRDD (Mandatory put date 11/06/13) (cost $3,400,000)	VMIG1	0.050(e)	11/01/35	3,400	3,400,000

TOTAL INVESTMENTS 98.7% (cost $634,863,417; Note 5)					623,489,430
Other assets in excess of liabilities(g) 1.3%					8,097,004

NET ASSETS 100.0%					$631,586,434

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ACA—American Capital Access Corp.

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

See Notes to Financial Statements.

32

AMT—Alternative Minimum Tax

CABS—Capital Appreciation Bonds

CDD—Community Development District

COP—Certificates of Participation

ETM—Escrowed to Maturity

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

FRDD—Floating Rate Daily Demand Note

GNMA—Government National Mortgage Association

GO—General Obligation

IDB—Industrial Development Bond

NATL—National Public Finance Guaranty Corp.

NR—Not Rated by Moody’s or Standard & Poor’s

PCR—Pollution Control Revenue

#	Principal amount shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of October 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Standard & Poor’s Rating.
(b)	Represents issuer in default on interest payments and/or principal repayment; the security is income producing.
(c)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(d)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(e)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2013.
(f)	Represents a zero coupon or step bond. Rate quoted represents effective yield at October 31, 2013.
(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at October 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2013	Unrealized Depreciation(1)
	Short Positions:
14	10 Year U.S. Treasury Notes	Dec. 2013	$1,738,741	$1,783,031	$(44,290)
101	U.S. Long Bonds	Dec. 2013	13,200,329	13,616,063	(415,734)

					$(460,024)

(1)	Cash of $423,100 has been segregated to cover requirement for open futures contracts as of October 31, 2013.

See Notes to Financial Statements.

Prudential Muni High Income Fund	33

Portfolio of Investments

as of October 31, 2013 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$623,489,430	$—
Other Financial Instruments*
Futures Contracts	(460,024)	—	—

Total	$(460,024)	$623,489,430	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as October 31, 2013 was as follows:

Health Care	23.4%
Corporate Backed IDB & PCR	14.6
Transportation	11.8
Tobacco	9.9
Education	9.2
Special Tax/Assessment District	8.2
Power	7.2
Other	2.8
General Obligation	2.6
Lease Backed Certificate of Participation	1.9
Solid Waste/Resource Recovery	1.9%
Other Muni	1.8
Water & Sewer	1.1
Pre-Refunded	0.8
Housing	0.8
Short-Term Investments	0.5
Tobacco Appropriated	0.2

98.7
Other assets in excess of liabilities	1.3

100.0%

Industry classification is subject to change.

See Notes to Financial Statements.

34

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	—	$—	Due to broker—variation margin	$460,024	*

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended October 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$568,851

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(268,124)

For the six months ended October 31, 2013, the Fund’s average value at trade date for futures short positions was $12,124,278.

The Fund invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar arrangements that permit offsetting. The information about

See Notes to Financial Statements.

Prudential Muni High Income Fund	35

Portfolio of Investments

as of October 31, 2013 (Unaudited) continued

offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of derivative assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not Subject to Netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Exchange-traded and cleared derivatives	$17,969	$—	$—	$17,969

Collateral Amounts Pledged/(Received):
Exchange-traded and cleared derivatives		—	—	—

Net Amount				$17,969

See Notes to Financial Statements.

36

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • OCTOBER 31, 2013

Prudential Muni High Income Fund

Statement of Assets & Liabilities

as of October 31, 2013 (Unaudited)

Assets
Unaffiliated investments (cost $634,863,417)	$623,489,430
Cash	6,785
Deposit with broker	423,100
Interest receivable	11,924,423
Receivable for Fund shares sold	1,409,057
Due from broker—variation margin	17,969
Prepaid expenses	8,131

Total assets	637,278,895

Liabilities
Payable for Fund shares reacquired	2,682,044
Payable for investments purchased	1,940,220
Dividends payable	476,337
Management fee payable	267,410
Distribution fee payable	181,292
Accrued expenses	130,105
Affiliated transfer agent fee payable	10,071
Deferred trustees’ fees	4,982

Total liabilities	5,692,461

Net Assets	$631,586,434

Net assets were comprised of:
Shares of beneficial interest, at par	$663,309
Paid-in capital in excess of par	674,955,844

675,619,153
Undistributed net investment income	5,319,580
Accumulated net realized loss on investment transactions	(37,518,288)
Net unrealized depreciation on investments	(11,834,011)

Net assets, October 31, 2013	$631,586,434

See Notes to Financial Statements.

38

Class A
Net asset value and redemption price per share
($352,350,562 ÷ 37,002,128 shares of beneficial interest issued and outstanding)	$9.52
Maximum sales charge (4.00% of offering price)	0.40

Maximum offering price to public	$9.92

Class B
Net asset value, offering price and redemption price per share
($67,130,567 ÷ 7,045,277 shares of beneficial interest issued and outstanding)	$9.53

Class C
Net asset value, offering price and redemption price per share
($92,603,530 ÷ 9,720,845 shares of beneficial interest issued and outstanding)	$9.53

Class Z
Net asset value, offering price and redemption price per share
($119,501,775 ÷ 12,562,681 shares of beneficial interest issued and outstanding)	$9.51

See Notes to Financial Statements.

Prudential Muni High Income Fund	39

Statement of Operations

Six Months Ended October 31, 2013 (Unaudited)

Net Investment Income
Income
Interest income	$19,398,332

Expenses
Management fee	1,709,241
Distribution fee—Class A	482,365
Distribution fee—Class B	179,014
Distribution fee—Class C	521,781
Transfer agent’s fees and expenses (including affiliated expense of $32,600)	228,000
Custodian’s fees and expenses	69,000
Registration fees	46,000
Shareholders’ reports	23,000
Audit fee	16,000
Legal fees and expenses	13,000
Trustees’ fees	12,000
Insurance	6,000
Miscellaneous	7,332

Total expenses	3,312,733
Less: Custodian fee credit (Note 1)	(24)

Net expenses	3,312,709

Net investment income	16,085,623

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(656,832)
Futures transactions	568,851

(87,981)

Net change in unrealized appreciation (depreciation) on:
Investments	(69,270,560)
Futures	(268,124)

(69,538,684)

Net loss on investment transactions	(69,626,665)

Net Decrease In Net Assets Resulting From Operations	$(53,541,042)

See Notes to Financial Statements.

40

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended October 31, 2013	Year Ended April 30, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$16,085,623	$32,899,521
Net realized gain (loss) on investment transactions	(87,981)	1,245,691
Net change in unrealized appreciation (depreciation) on investments	(69,538,684)	29,262,270

Net increase (decrease) in net assets resulting from operations	(53,541,042)	63,407,482

Dividends from net investment income (Note 1)
Class A	(8,933,392)	(19,365,831)
Class B	(1,571,393)	(2,843,690)
Class C	(2,020,121)	(4,087,790)
Class Z	(2,972,681)	(6,109,157)

	(15,497,587)	(32,406,468)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	74,975,254	236,071,746
Net asset value of shares issued in reinvestment of dividends	12,539,015	26,108,577
Cost of shares reacquired	(168,040,000)	(172,548,552)

Net increase (decrease) in net assets from Fund share transactions	(80,525,731)	89,631,771

Total increase (decrease)	(149,564,360)	120,632,785

Net Assets:
Beginning of period	781,150,794	660,518,009

End of period(a)	$631,586,434	$781,150,794

(a) Includes undistributed net investment income of:	$5,319,580	$4,731,544

See Notes to Financial Statements.

Prudential Muni High Income Fund	41

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 4—Prudential Muni High Income Fund (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and currently consists of one series: the Prudential Muni High Income Fund. The Fund is a diversified fund.

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follow such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods in events when market quotations are either not readily available or not representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and financial derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the

42

close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 of the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as these inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter financial derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board of Trustees. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

Prudential Muni High Income Fund	43

Notes to Financial Statements

(Unaudited) continued

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or

44

loss is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. The Fund accounts for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities.” Interest expense related to the Fund’s liability in connection with the floating rate notes held by third parties is recorded as incurred. The interest expense is

Prudential Muni High Income Fund	45

Notes to Financial Statements

(Unaudited) continued

under the caption “interest expenses and fees related to inverse floaters” in the Fund’s “Statement of Operations” and is also included in the Fund’s expense ratio. For the six months ended October 31, 2013, the Fund did not enter into any Tender Option Bond Transactions.

The Fund may also invest in inverse floaters without transferring a fixed rate bond into a trust, which is not accounted for as funded leverage. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

The Fund’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other a determinable amount, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, no instances occurred where the right to set-off existed and management has not elected to offset.

46

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income and payment is made monthly. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Federal Income Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested cash earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential Muni High Income Fund	47

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of officers for the Fund, occupancy and certain clerical and bookkeeping cost of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets of up to $1 billion and .45% of the average daily net assets in excess of $1 billion. The effective management fee rate was .50% for the six months ended October 31, 2013. The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, .50% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through August 31, 2014.

PIMS has advised the Fund that it received $78,973 for Class A shares in front-end sales charges during the six months ended October 31, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended October 31, 2013, it received $3,484, $63,837, and $25,007 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

48

PI, PIM and PIMS are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six month ended October 31, 2013, were $96,690,523 and $172,962,584, respectively. Although floating rate daily demand notes are shown as short-term investments in the Portfolio of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchases and sales amounts.

Note 5. Tax Information

The United States federal income tax basis of investments and net unrealized depreciation as of October 31, 2013 were as follows:

Tax Basis	$630,702,747

Appreciation	27,028,690
Depreciation	(34,242,007)

Net Unrealized Depreciation	$(7,213,317)

The book basis may differ from tax basis due to certain tax related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal years ended April 30, 2012 and April 30, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before April 30, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term

Prudential Muni High Income Fund	49

Notes to Financial Statements

(Unaudited) continued

as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of April 30, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$11,453,000

Pre-Enactment Losses:
Expiring 2014	11,064,000
Expiring 2019	19,389,000

$30,453,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class C shares are sold with a contingent deferred sales charge of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

50

The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended October 31, 2013:
Shares sold	2,709,716	$26,253,168
Shares issued in reinvestment of dividends	771,948	7,462,503
Shares reacquired	(8,736,896)	(84,716,541)

Net increase (decrease) in shares outstanding before conversion	(5,255,232)	(51,000,870)
Shares issued upon conversion from Class B and Class Z	56,481	545,432
Shares reacquired upon conversion into Class Z	(38,738)	(374,094)

Net increase (decrease) in shares outstanding	(5,237,489)	$(50,829,532)

Year ended April 30, 2013:
Shares sold	9,398,324	$97,179,267
Shares issued in reinvestment of dividends	1,557,894	16,114,635
Shares reacquired	(9,322,255)	(96,444,999)

Net increase (decrease) in shares outstanding before conversion	1,633,963	16,848,903
Shares issued upon conversion from Class B and Class Z	173,721	1,793,241
Shares reacquired upon conversion into Class Z	(84,382)	(876,713)

Net increase (decrease) in shares outstanding	1,723,302	$17,765,431

Class B
Six months ended October 31, 2013:
Shares sold	422,130	$4,200,787
Shares issued in reinvestment of dividends	124,845	1,206,534
Shares reacquired	(861,366)	(8,303,986)

Net increase (decrease) in shares outstanding before conversion	(314,391)	(2,896,665)
Shares reacquired upon conversion into Class A	(55,025)	(531,712)

Net increase (decrease) in shares outstanding	(369,416)	$(3,428,377)

Year ended April 30, 2013:
Shares sold	2,550,176	$26,294,072
Shares issued in reinvestment of dividends	205,253	2,126,257
Shares reacquired	(621,019)	(6,410,775)

Net increase (decrease) in shares outstanding before conversion	2,134,410	22,009,554
Shares reacquired upon conversion into Class A	(113,123)	(1,164,346)

Net increase (decrease) in shares outstanding	2,021,287	$20,845,208

Prudential Muni High Income Fund	51

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended October 31, 2013:
Shares sold	684,136	$6,734,190
Shares issued in reinvestment of dividends	163,418	1,579,945
Shares reacquired	(2,640,686)	(25,630,459)

Net increase (decrease) in shares outstanding before conversion	(1,793,132)	(17,316,324)
Shares reacquired upon conversion into Class Z	(28,702)	(279,597)

Net increase (decrease) in shares outstanding	(1,821,834)	$(17,595,921)

Year ended April 30, 2013:
Shares sold	3,873,064	$40,011,096
Shares issued in reinvestment of dividends	304,313	3,150,848
Shares reacquired	(1,779,070)	(18,434,386)

Net increase (decrease) in shares outstanding before conversion	2,398,307	24,727,558
Shares reacquired upon conversion into Class Z	(228,931)	(2,376,372)

Net increase (decrease) in shares outstanding	2,169,376	$22,351,186

Class Z
Six months ended October 31, 2013:
Shares sold	3,910,319	$37,787,109
Shares issued in reinvestment of dividends	236,861	2,290,033
Shares reacquired	(5,075,376)	(49,389,014)

Net increase (decrease) in shares outstanding before conversion	(928,196)	(9,311,872)
Shares issued upon conversion from Class A and Class C	67,513	653,691
Shares reacquired upon conversion into Class A	(1,448)	(13,720)

Net increase (decrease) in shares outstanding	(862,131)	$(8,671,901)

Year ended April 30, 2013:
Shares sold	7,031,578	$72,587,311
Shares issued in reinvestment of dividends	456,047	4,716,837
Shares reacquired	(4,946,929)	(51,258,392)

Net increase (decrease) in shares outstanding before conversion	2,540,696	26,045,756
Shares issued upon conversion from Class A and C	313,692	3,253,085
Shares reacquired upon conversion into Class A	(60,542)	(628,895)

Net increase (decrease) in shares outstanding	2,793,846	$28,669,946

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for

52

capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 4, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the period end, the SCA has been renewed effective November 5, 2013 at substantially similar terms through November 4, 2014.

The Fund did not utilize the SCA during the six months ended October 31, 2013.

Note 8. Notice of Dividends to Shareholders

In addition to the monthly dividends paid by the Fund, the Fund declared ordinary income dividends on November 25, 2013 to shareholders of record on November 26, 2013. The ex-dividend date was November 27, 2013. The per share amounts declared were as follows:

Ordinary Income
Class A	$0.0034
Class B	$0.0034
Class C	$0.0034
Class Z	$0.0034

Prudential Muni High Income Fund	53

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended October 31,		Year Ended April 30,
	2013(a)		2013(a)	2012(a)	2011	2010		2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.47		$10.02	$9.18	$9.56	$8.51		$9.82
Income (loss) from investment operations:
Net investment income	.24		.47	.48	.51	.53		.54
Net realized and unrealized gain (loss) on investment transactions	(.96)		.44	.83	(.41)	1.03		(1.33)
Total from investment operations	(.72)		.91	1.31	.10	1.56		(.79)
Less Dividends:
Dividends from net investment income	(.23)		(.46)	(.47)	(.48)	(.51)		(.52)
Capital Contributions(g)	-		-	-	-	-	(b)	-
Net asset value, end of period	$9.52		$10.47	$10.02	$9.18	$9.56		$8.51
Total Return(c):	(6.91)%		9.26%	14.61%	1.05%	18.75%		(8.08)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$352,351		$442,197	$406,033	$365,513	$403,864		$339,959
Average net assets (000)	$382,746		$432,410	$383,978	$398,618	$378,340		$354,290
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.87%	(h)	.86%	.87%	.87%	.87%		.87% (e)
Expenses before waivers and/or expense reimbursement	.92%	(h)	.91%	.92%	.92%	.92%		.92%
Net investment income	4.80%	(h)	4.55%	4.95%	5.34%	5.77%		6.00%
Portfolio turnover rate(f)	9%	(i)	19%	15%	24%	26%		23%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through August 31, 2014.

(e) The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense was .85% for the year ended April 30, 2009.

(f) The portfolio turnover rate including variable rate demand notes was 14% for the six months ended October 31, 2013, 39% for the year ended April 30, 2013, 35% for the year ended April 30, 2012, 49% for the year ended April 30, 2011, 51% for the year ended April 30, 2010 and 50% for the year ended April 30, 2009.

(g) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended April 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(h) Annualized.

(i) Not annualized.

See Notes to Financial Statements.

54

Class B Shares
	Six Months Ended October 31,		Year Ended April 30,
	2013(a)		2013(a)	2012(a)	2011	2010		2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.48		$10.03	$9.19	$9.57	$8.52		$9.82
Income (loss) from investment operations:
Net investment income	.22		.44	.45	.47	.50		.51
Net realized and unrealized gain (loss) on Investment transactions	(.95)		.45	.84	(.39)	1.04		(1.31)
Total from investment operations	(.73)		.89	1.29	.08	1.54		(.80)
Less Dividends:
Dividends from net investment income	(.22)		(.44)	(.45)	(.46)	(.49)		(.50)
Capital Contributions(f)	-		-	-	-	-	(b)	-
Net asset value, end of period	$9.53		$10.48	$10.03	$9.19	$9.57		$8.52
Total Return(c):	(7.01)%		8.99%	14.33%	.82%	18.45%		(8.19)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$67,131		$77,670	$54,084	$36,335	$32,238		$25,820
Average net assets (000)	$71,022		$67,171	$43,752	$35,386	$29,152		$33,111
Ratios to average net assets:
Expenses	1.12%	(g)	1.11%	1.12%	1.12%	1.12%		1.12% (d)
Net investment income	4.55%	(g)	4.30%	4.69%	5.11%	5.52%		5.66%
Portfolio turnover rate(e)	9%	(h)	19%	15%	24%	26%		23%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense was 1.10% for the year ended April 30, 2009.

(e) The portfolio turnover rate including variable rate demand notes was 14% for the six months ended October 31, 2013, 39% for the year ended April 30, 2013, 35% for the year ended April 30, 2012, 49% for the year ended April 30, 2011, 51% for the year ended April 30, 2010 and 50% for the year ended April 30, 2009.

(f) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended April 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Muni High Income Fund	55

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended October 31,		Year Ended April 30,
	2013(a)		2013(a)	2012(a)	2011	2010		2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.47		$10.03	$9.19	$9.57	$8.51		$9.82
Income (loss) from investment operations:
Net investment income	.20		.39	.40	.44	.48		.50
Net realized and unrealized gain (loss) on investment transactions	(.95)		.44	.84	(.40)	1.05		(1.33)
Total from investment operations	(.75)		.83	1.24	.04	1.53		(.83)
Less Dividends:
Dividends from net investment income	(.19)		(.39)	(.40)	(.42)	(.47)		(.48)
Capital Contributions(g)	-		-	-	-	-	(b)	-
Net asset value, end of period	$9.53		$10.47	$10.03	$9.19	$9.57		$8.51
Total Return(c):	(7.17)%		8.35%	13.77%	.39%	18.33%		(8.51)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$92,604		$120,882	$93,969	$73,273	$72,570		$36,474
Average net assets (000)	$103,506		$109,555	$82,069	$79,419	$54,768		$30,512
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.62%	(h)	1.61%	1.62%	1.54%	1.37%		1.37% (e)
Expenses before waivers and/or expense reimbursement	1.62%	(h)	1.61%	1.62%	1.62%	1.62%		1.62%
Net investment income	4.05%	(h)	3.80%	4.20%	4.67%	5.25%		5.61%
Portfolio turnover rate(f)	9%	(i)	19%	15%	24%	26%		23%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through August 31, 2010.

(e) The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense was 1.35% for the year ended April 30, 2009.

(f) The portfolio turnover rate including variable rate demand notes was 14% for the six months ended October 31, 2013, 39% for the year ended April 30, 2013, 35% for the year ended April 30, 2012, 49% for the year ended April 30, 2011, 51% for the year ended April 30, 2010 and 50% for the year ended April 30, 2009.

(g) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended April 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(h) Annualized.

(i) Not annualized.

See Notes to Financial Statements.

56

Class Z Shares
	Six Months Ended October 31,		Year Ended April 30,
	2013(a)		2013(a)	2012(a)	2011	2010		2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.46		$10.01	$9.17	$9.56	$8.50		$9.81
Income (loss) from investment operations:
Net investment income	.25		.50	.50	.53	.55		.57
Net realized and unrealized gain (loss) on investment transactions	(.96)		.44	.84	(.41)	1.05		(1.33)
Total from investment operations	(.71)		.94	1.34	.12	1.60		(.76)
Less Dividends:
Dividends from net investment income	(.24)		(.49)	(.50)	(.51)	(.54)		(.55)
Capital Contributions(f)	-		-	-	-	-	(b)	-
Net asset value, end of period	$9.51		$10.46	$10.01	$9.17	$9.56		$8.50
Total Return(c):	(6.80)%		9.54%	14.92%	1.20%	19.22%		(7.81)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$119,502		$140,403	$106,432	$56,323	$39,207		$19,842
Average net assets (000)	$120,849		$129,038	$84,036	$49,605	$27,751		$12,544
Ratios to average net assets:
Expenses	.62%	(g)	.61%	.62%	.62%	.62%		.62% (d)
Net investment income	5.05%	(g)	4.80%	5.18%	5.62%	6.00%		6.50%
Portfolio turnover rate(e)	9%	(h)	19%	15%	24%	26%		23%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense was .60% for the year ended April 30, 2009.

(e) The portfolio turnover rate including variable rate demand notes was 14% for the six months ended October 31, 2013, 39% for the year ended April 30, 2013, 35% for the year ended April 30, 2012, 49% for the year ended April 30, 2011, 51% for the year ended April 30, 2010 and 50% for the year ended April 30, 2009.

(f) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended April 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Muni High Income Fund	57

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of the Prudential Muni High Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 4-6, 2013 and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	The Prudential Muni High Income Fund is the sole series of Prudential Investment Portfolios 4.
[2]	Ms. Alberding and Messrs. Hartstein and Quinn were elected to the Board effective September 1, 2013.

Prudential Muni High Income Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 4-6, 2013.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services

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provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically,

Prudential Muni High Income Fund

Approval of Advisory Agreements (continued)

potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2012.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended April 30, 2012. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper High Yield Municipal Debt Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board noted information provided by PI indicating that the Fund’s recent performance had improved, with the Fund ranking in the second quartile of its Peer Universe for the first quarter of 2013.

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•

The Board concluded that, in light of the Fund’s competitive performance against its benchmark index and over longer time periods against its Peer Group, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Muni High Income Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Muni High Income Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL MUNI HIGH INCOME FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PRHAX	PMHYX	PHICX	PHIZX
CUSIP	74440M104	74440M203	74440M302	74440M401

MF133E2    0255267-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)     Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 4

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 19, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	December 19, 2013